SHARE-BASED COMPENSATION - Restricted Stock Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2019	Jul. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted average grant-date fair value per share (RMB)
Total share based compensation expense				¥ 189,756	¥ 105,877	¥ 59,843
Restricted shares
Number of Shares
Outstanding, beginning				29,510,504	24,525,620	12,910,080
Granted (in shares)				14,551,472	13,202,512	13,977,060
Vested (in shares)				(9,122,432)	(7,326,620)	(2,123,120)
Forfeited (in shares)				(1,582,248)	(891,008)	(238,400)
Outstanding, end			24,525,620	33,357,296	29,510,504	24,525,620
Weighted average grant-date fair value per share (RMB)
Outstanding, beginning				¥ 9.3	¥ 5.3	¥ 6.0
Granted (in RMB per share)				34.2	14.5	5.2
Vested (in RMB per share)				9.3	6.0	8.5
Forfeited (in RMB per share)				10.7	5.9	6.8
Outstanding, end			¥ 5.3	¥ 22.4	¥ 9.3	¥ 5.3
Total share based compensation expense				¥ 189,447	¥ 89,804	¥ 56,237
Total unrecognized compensation expense				¥ 360,461
Weighted average period over which unrecognized compensation expense is expected to be recognized				1 year 9 months 7 days
Intrinsic value of restricted shares vested				¥ 311,923	¥ 160,264	¥ 16,596
Intrinsic value of unvested restricted shares				¥ 1,500,376
Restricted shares | Employees, officers and directors
Number of Shares
Granted (in shares)	14,314,160	12,941,952	13,475,060